Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025		Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 128,308		$ 159,927
Short-term investments	702,372		744,498
Accounts receivable, net (including $494 and $1,252, respectively, due from a related party as of December 31, 2024 and 2025)	43,335		53,762
Prepaid and other current assets (including $33,170 and $33,924, respectively, due from a related party as of December 31, 2024 and 2025)	93,903		83,575
Total current assets	967,918		1,041,762
Fixed assets, net	246,263	[1]	252,860	[2]
Goodwill	10,257		46,944
Long-term investments, net	43,939		43,120
Intangible assets, net	4,692		7,695
Long-term time deposits	350,659		331,290
Other assets	12,325		10,995
Total assets	1,636,053		1,734,666
Current liabilities:
Accounts payable (including accounts payable of consolidated variable interest entities ("VIEs") without recourse to the Company of $5,159 and $5,275, respectively, as of December 31, 2024 and 2025)	36,215		36,043
Accrued liabilities (including accrued liabilities of consolidated VIEs without recourse to the Company of $24,700 and $21,631, respectively, as of December 31, 2024 and 2025)	95,430		97,138
Receipts in advance and deferred revenue (including receipts in advance and deferred revenue of consolidated VIEs without recourse to the Company of $46,845 and $52,335, respectively, as of December 31, 2024 and 2025)	54,878		51,007
Accrued salary and benefits (including accrued salary and benefits of consolidated VIEs without recourse to the Company of $3,046 and $2,309, respectively, as of December 31, 2024 and 2025)	55,018		47,232
Tax payables (including tax payables of consolidated VIEs without recourse to the Company of $2,353 and $1,970, respectively, as of December 31, 2024 and 2025)	15,571		14,225
Other short-term liabilities (including other short-term liabilities of consolidated VIEs without recourse to the Company of $10,488 and $8,613, respectively, as of December 31, 2024 and 2025, and due to a related party of $34,123 as of December 31 of both 2024 and 2025.)	76,601		76,322
Total current liabilities	333,713		321,967
Long-term other payables	2,896		2,807
Long-term tax liabilities (including long-term tax liabilities of consolidated VIEs without recourse to the Company of $12,830 and $13,121, respectively, as of December 31, 2024 and 2025)	13,121		211,848
Deferred tax liabilities	7,930		273,697
Other long-term liabilities (including other long-term liabilities of consolidated VIEs without recourse to the Company of $53 and nil, respectively, as of December 31, 2024 and 2025)	322		1,659
Total long-term liabilities	24,269		490,011
Total liabilities	357,982		811,978
Commitments and contingencies
Sohu.com Limited shareholders' equity:
Ordinary Shares: $0.001 par value per share (75,400 shares authorized; 30,065 shares and 26,069 shares, respectively, issued and outstanding as of December 31, 2024 and 2025)	26		30
Additional paid-in capital	784,338		839,949
Treasury Stock: $0.001 par value per share (345 shares and 199 shares, respectively, as of December 31, 2024 and 2025)	(3,093)		(4,637)
Accumulated other comprehensive loss	(42,781)		(58,149)
Accumulated earnings	539,237		145,142
Total Sohu.com Limited shareholders' equity	1,277,727		922,335
Noncontrolling interest	344		353
Total shareholders' equity	1,278,071		922,688
Total liabilities and shareholders' equity	$ 1,636,053		$ 1,734,666

[1]	Total additions to fixed assets of both Sohu and Changyou were $0.3 million for the year ended December 31, 2025
[2]	Total additions to fixed assets of Sohu and Changyou were $0.6 million and $0.7 million, respectively, for the year ended December 31, 2024.